Schedule of Sensitivity Analysis of Biological Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Average selling price	₪ 7	₪ 612
Proportion of plants which do not reach the harvesting	₪ 11	₪ 52